A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE	Phone: 206-219-3820
Renton, Washington 98058	steve@abkorelin.com

May 22, 2017

Rufus Decker

Accounting Branch Chief

Office of Beverages, Apparel and Mining

United States Securities and Exchange Commission

Dear Mr. Decker,

On behalf of Alianza Minerals Ltd., we hereby submit Alianza’s Amended Form 20-F Annual Report for the year ended September 30, 2016.

This amendment includes a revised auditor’s report from De Visser Gray LLP which contains a corrected date in reference to the other auditors’ report of January 29, 2015 included on page 121.

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates